Note 7 - Convertible debentures and promissory notes payable (Details) - USD ($)	Nov. 30, 2019	Nov. 30, 2018
Related Party Transactions [Abstract]
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly ("2013 Debenture")	$ 0	$ 1,350,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, Payable monthly ("2018 Debenture")	473,442	440,358
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate,Payable monthly ("2019 Debenture")	1,050,000	0
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, Payable monthly ("November 2019 Debenture")	221,371	0
Due to Related Parties	1,744,813	1,790,358
Promissory note payable to two directors and officers of the Company, unsecured no annual interest rate on the outstanding loan balance	$ 159,863	$ 0